Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Disclosure of geographical areas [line items]
Income before income taxes	€ 452,271,000	€ 522,468,000	€ 2,185,973,000	€ 1,569,354,000
income tax expense (benefit)
Total tax expense (income)	€ 103,709,000	€ 151,529,000	€ 452,543,000	€ 483,617,000